Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Mar. 31, 2009 VASP Litigation [Member]	Jul. 31, 2006 VASP Litigation [Member] item	Jul. 31, 2011 Transbrasil Litigation [Member]	Dec. 31, 2013 Aircraft [Member] item	Dec. 31, 2013 Aircraft [Member] VASP Litigation [Member] item	Dec. 31, 2013 Engines [Member] VASP Litigation [Member] item	Dec. 31, 1990 Engines [Member] Transbrasil Litigation [Member] item
Capital Leased Assets [Line Items]
Number of capital leased assets				1	13	3	2
Number of leases that company incurred obligations due to another company's default		7
Claim award for loss of profit plus accrued interest	$ 40.0
Aggregate amount due from AerCap			$ 210